STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.2%
Adient	143,750	[a,b]	3,414,062
Dana	238,706		3,988,777
Delphi Technologies	146,382		2,743,199
Gentex	423,900		11,623,338
The Goodyear Tire & Rubber Company	384,550		5,279,871
Thor Industries	86,617	[a]	5,162,373
Visteon	47,568	[a,b]	3,133,780
			35,345,400
Banks - 7.9%
Associated Banc-Corp	270,559		5,863,014
BancorpSouth Bank	154,071	[a]	4,605,182
Bank of Hawaii	67,981	[a]	5,795,380
Bank OZK	202,171		6,182,389
Cathay General Bancorp	128,109	[a]	4,768,217
Commerce Bancshares	164,110	[a]	9,982,811
Cullen/Frost Bankers	105,318	[a]	9,998,891
East West Bancorp	242,865		11,659,949
First Financial Bankshares	224,745	[a]	7,360,399
First Horizon National	521,585	[a]	8,553,994
FNB	542,991	[a]	6,543,042
Fulton Financial	281,623	[a]	4,787,591
Hancock Whitney	143,403		5,954,093
Home BancShares	257,267	[a]	5,060,442
International Bancshares	91,834		3,455,713
LendingTree	12,332	[a,b]	3,977,563
New York Community Bancorp	774,909		8,934,701
PacWest Bancorp	197,148		7,615,827
Pinnacle Financial Partners	119,556	[a]	7,261,831
Prosperity Bancshares	110,327	[a]	7,655,591
Signature Bank	91,940		11,718,672
Sterling Bancorp	347,441		7,591,586
Synovus Financial	261,062		9,964,737
TCF Financial	118,783		4,993,637
TCF Financial	271,754		5,810,101
Texas Capital Bancshares	84,143	[b]	5,295,119
Trustmark	108,053	[a]	3,840,204
UMB Financial	73,233	[a]	4,998,885
Umpqua Holdings	366,356		6,396,576
United Bankshares	169,301	[a]	6,364,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 7.9% (continued)
Valley National Bancorp	551,391	[a]	6,153,524
Washington Federal	134,078		4,904,573
Webster Financial	153,365		7,821,615
Wintrust Financial	93,785		6,709,379
			228,579,253
Capital Goods - 11.0%
Acuity Brands	66,683	[a]	8,950,192
AECOM	262,642	[b]	9,441,979
AGCO	107,718		8,294,286
Axon Enterprise	98,836	[b]	6,940,264
Carlisle	94,961		13,694,326
Colfax	159,540	[a,b]	4,416,067
Crane	85,075		7,120,777
Curtiss-Wright	70,911		8,999,315
Donaldson	211,354		10,557,132
Dycom Industries	51,863	[a,b]	2,860,763
EMCOR Group	92,800		7,831,392
EnerSys	71,754		4,887,165
Fluor	231,738		7,533,802
GATX	60,069	[a]	4,616,903
Graco	277,722		13,352,874
Granite Construction	78,431	[a]	2,784,300
Hubbell	90,417		11,743,360
IDEX	125,511		21,113,460
ITT	145,692		9,094,095
Kennametal	137,932		4,769,689
Lennox International	58,477	[a]	14,998,181
Lincoln Electric Holdings	104,804		8,858,034
MasTec	102,088	[a,b]	5,239,156
MSC Industrial Direct, Cl. A	74,805	[a]	5,314,895
Nordson	86,261		12,219,733
NOW	177,807	[a,b]	2,178,136
nVent Electric	263,596		6,534,545
Oshkosh	116,095		9,702,059
Regal Beloit	71,811		5,717,592
Resideo Technologies	202,327	[b]	3,815,887
Teledyne Technologies	60,055	[b]	17,492,820
Terex	102,709		3,127,489
The Timken Company	113,041		5,167,104
The Toro Company	176,267		12,835,763
Trex	96,893	[a,b]	7,921,003
Trinity Industries	215,387	[a]	4,221,585
Valmont Industries	36,044		4,959,654
Watsco	53,406		8,684,884

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.0% (continued)
Woodward	93,299		10,453,220
			318,443,881
Commercial & Professional Services - 2.3%
ASGN	88,364	[b]	5,571,350
Clean Harbors	83,867	[b]	6,525,691
Deluxe	72,432		3,231,916
Healthcare Services Group	122,750	[a]	2,934,952
Herman Miller	96,902		4,393,537
HNI	71,994		2,465,075
Insperity	62,719	[a]	6,670,166
Manpowergroup	98,957		9,039,722
MSA Safety	58,242		6,135,795
Stericycle	143,034	[a,b]	6,573,843
Tetra Tech	89,247		7,068,362
The Brink's Company	83,436		7,522,590
			68,132,999
Consumer Durables & Apparel - 3.3%
Brunswick	144,237		7,090,691
Carter's	75,556	[a]	7,028,219
Deckers Outdoor	48,666	[b]	7,605,522
Helen of Troy	41,487	[b]	6,151,692
KB Home	139,110		3,654,420
Mattel	572,079	[a,b]	8,352,353
NVR	5,593	[b]	18,703,775
Polaris Industries	94,954	[a]	8,989,295
Skechers, Cl. A	222,779	[b]	8,452,235
Tempur Sealy International	76,914	[a,b]	6,170,041
Toll Brothers	219,534		7,896,638
TRI Pointe	237,284	[b]	3,248,418
Tupperware Brands	79,756		1,221,064
			94,564,363
Consumer Services - 5.1%
Adtalem Global Education	93,937	[b]	4,449,796
Boyd Gaming	132,803		3,517,951
Brinker International	61,407		2,447,069
Caesars Entertainment	976,549	[b]	11,562,340
Churchill Downs	58,654	[a]	7,017,951
Cracker Barrel Old Country Store	39,977	[a]	6,944,405
Domino's Pizza	68,115		16,656,161
Dunkin' Brands Group	137,910		11,054,866
Eldorado Resorts	108,949	[a,b]	4,915,779
Graham Holdings, Cl. B	7,214		5,358,054
International Speedway, Cl. A	38,845		1,751,133
Jack in the Box	43,055	[a]	3,092,641

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Services - 5.1% (continued)
Marriott Vacations Worldwide	65,228		6,668,258
Papa John's International	36,619	[a]	1,626,616
Penn National Gaming	178,585	[a,b]	3,485,979
Scientific Games	90,673	[a,b]	1,854,263
Service Corporation International	301,896		13,929,481
Six Flags Entertainment	119,360		6,305,789
Sotheby's	55,567	[b]	3,317,906
Texas Roadhouse	110,650		6,111,199
The Cheesecake Factory	68,540	[a]	2,952,703
The Wendy's Company	301,484	[a]	5,483,994
Weight Watchers International	63,633	[a,b]	1,377,654
Wyndham Destinations	156,588		7,369,031
Wyndham Hotels & Resorts	162,228		9,173,993
			148,425,012
Diversified Financials - 3.1%
Eaton Vance	188,642		8,394,569
Evercore, Cl. A	68,670		5,931,028
FactSet Research Systems	63,374	[a]	17,573,610
Federated Investors, Cl. B	158,654	[a]	5,513,226
Green Dot, Cl. A	80,210	[b]	4,065,845
Interactive Brokers Group, Cl. A	125,507	[a]	6,433,489
Janus Henderson Group	270,641	[a]	5,431,765
Legg Mason	144,901		5,456,972
Navient	353,232		4,998,233
SEI Investments	212,431		12,658,763
SLM	719,642		6,555,939
Stifel Financial	116,940		6,994,181
			90,007,620
Energy - 2.7%
Apergy	128,439	[b]	4,178,121
Callon Petroleum	379,501	[a,b]	1,867,145
Chesapeake Energy	1,729,359	[a,b]	3,130,140
CNX Resources	320,117	[a,b]	2,631,362
Core Laboratories	73,600		3,692,512
EQT	422,927	[a]	6,390,427
Equitrans Midstream	338,298	[a]	5,612,364
Matador Resources	171,605	[a,b]	3,025,396
McDermott International	298,542	[a,b]	1,916,640
Murphy Oil	270,510	[a]	6,503,060
Oasis Petroleum	455,306	[a,b]	2,217,340
Oceaneering International	166,114	[b]	2,566,461
Patterson-UTI Energy	346,102	[a]	4,025,166
PBF Energy, Cl. A	199,413		5,569,605
QEP Resources	394,290	[b]	1,951,736

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 2.7% (continued)
Range Resources	343,710	[a]	1,955,710
Southwestern Energy	897,960	[a,b]	1,975,512
Transocean	841,408	[a,b]	5,115,761
Valaris	326,034	[a]	2,670,218
World Fuel Services	112,744		4,401,526
WPX Energy	656,789	[b]	6,856,877
			78,253,079
Food & Staples Retailing - .4%
Casey's General Stores	60,863		9,854,328
Sprouts Farmers Market	196,164	[a,b]	3,321,057
			13,175,385
Food, Beverage & Tobacco - 1.8%
Flowers Foods	307,434		7,286,186
Ingredion	110,295		8,524,701
Lancaster Colony	32,139		5,007,899
Post Holdings	111,022	[b]	11,903,779
Sanderson Farms	32,319	[a]	4,234,435
The Boston Beer Company, Cl. A	14,487	[a,b]	5,683,540
The Hain Celestial Group	148,153	[a,b]	3,225,291
Tootsie Roll Industries	31,801		1,188,085
TreeHouse Foods	93,967	[a,b]	5,576,002
			52,629,918
Health Care Equipment & Services - 6.8%
Acadia Healthcare	146,594	[a,b]	4,682,212
Allscripts Healthcare Solutions	276,441	[a,b]	2,847,342
Amedisys	48,235	[b]	6,651,124
Avanos Medical	77,981	[a,b]	3,175,386
Cantel Medical	60,348	[a]	5,568,913
Chemed	26,383		10,695,404
Covetrus	158,347	[a]	3,748,073
Encompass Health	164,988		10,532,834
Globus Medical, Cl. A	126,489	[b]	5,765,369
Haemonetics	85,466	[b]	10,433,689
HealthEquity	113,307	[b]	9,288,908
Hill-Rom Holdings	111,267		11,865,513
ICU Medical	27,905	[b]	7,100,148
Inogen	29,287	[a,b]	1,801,151
Integra LifeSciences Holdings	117,630	[b]	7,456,566
LivaNova	80,981	[b]	6,239,586
Masimo	81,293	[b]	12,832,100
Medidata Solutions	103,125	[b]	9,422,531
MEDNAX	143,637	[b]	3,529,161
Molina Healthcare	103,730	[b]	13,773,269
NuVasive	86,853	[b]	5,784,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.8% (continued)
Patterson	135,675	[a]	2,686,365
STERIS	140,171		20,865,855
Tenet Healthcare	138,367	[a,b]	3,261,310
West Pharmaceutical Services	121,772		16,715,642
			196,722,861
Household & Personal Products - .4%
Edgewell Personal Care	89,713	[b]	2,729,967
Energizer Holdings	106,087	[a]	4,464,141
Nu Skin Enterprises, Cl. A	91,485		3,657,570
			10,851,678
Insurance - 5.3%
Alleghany	23,975	[b]	16,440,377
American Financial Group	118,205		12,101,828
Brighthouse Financial	191,819	[b]	7,513,550
Brown & Brown	387,773		13,932,684
CNO Financial Group	266,402		4,504,858
First American Financial	187,106		10,818,469
Genworth Financial, Cl. A	823,606	[b]	3,286,188
Kemper	103,505		9,110,510
Mercury General	44,890		2,545,712
Old Republic International	475,247		10,840,384
Primerica	70,206		8,613,574
Reinsurance Group of America	103,791		16,183,093
RenaissanceRe Holdings	73,137		13,248,768
The Hanover Insurance Group	67,969		8,816,259
WR Berkley	239,730	[a]	16,634,865
			154,591,119
Materials - 6.3%
Allegheny Technologies	210,920	[a,b]	4,591,728
AptarGroup	104,653		12,665,106
Ashland Global Holdings	103,888		8,257,018
Cabot	97,007		4,338,153
Carpenter Technology	77,813	[a]	3,502,363
Commercial Metals	196,655	[a]	3,443,429
Compass Minerals International	55,553	[a]	3,102,635
Domtar	104,478		4,435,091
Eagle Materials	73,237		6,062,559
Greif, Cl. A	42,712		1,493,212
Ingevity	69,308	[b]	6,829,610
Louisiana-Pacific	204,806		5,353,629
Minerals Technologies	58,919		3,137,437
NewMarket	14,411		6,075,822
Olin	274,916	[a]	5,517,564
Owens-Illinois	260,073		4,413,439

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 6.3% (continued)
PolyOne	128,160		4,199,803
Reliance Steel & Aluminum	112,211		11,215,489
Royal Gold	108,508	[a]	12,418,741
RPM International	217,255		14,736,407
Sensient Technologies	70,830	[a]	4,828,481
Silgan Holdings	128,459		3,861,478
Sonoco Products	166,962	[a]	10,022,729
Steel Dynamics	368,745		11,619,155
The Chemours Company	271,886		5,184,866
The Scotts Miracle-Gro Company	65,275		7,322,549
United States Steel	287,135	[a]	4,315,639
Valvoline	313,002		6,319,510
Worthington Industries	63,860		2,568,449
			181,832,091
Media & Entertainment - 2.4%
AMC Networks, Cl. A	74,886	[a,b]	3,997,415
Cable One	8,254		10,043,467
Cars.com	99,979	[a,b]	1,899,601
Cinemark Holdings	176,795	[a]	7,057,656
John Wiley & Sons, Cl. A	74,382	[a]	3,385,125
Live Nation Entertainment	231,456	[b]	16,678,719
Meredith	66,702		3,659,272
TEGNA	362,005		5,498,856
The New York Times Company, Cl. A	237,042		8,457,659
World Wrestling Entertainment, Cl. A	73,063	[a]	5,317,525
Yelp	118,182	[a,b]	4,142,279
			70,137,574
Pharmaceuticals Biotechnology & Life Sciences - 3.0%
Bio-Rad Laboratories, Cl. A	33,270	[b]	10,476,723
Bio-Techne	62,725		13,181,659
Catalent	241,369	[b]	13,634,935
Charles River Laboratories International	81,349	[b]	10,944,694
Exelixis	499,844	[b]	10,631,682
Ligand Pharmaceuticals	32,539	[a,b]	2,977,644
Mallinckrodt	137,835	[b]	938,656
PRA Health Sciences	97,886	[b]	9,779,790
Prestige Consumer Healthcare	86,314	[a,b]	2,986,464
Syneos Health	102,461	[a,b]	5,234,732
United Therapeutics	72,453	[a,b]	5,741,176
			86,528,155
Real Estate - 10.3%
Alexander & Baldwin	111,024	[c]	2,610,174
American Campus Communities	229,073	[c]	10,709,163
Brixmor Property Group	494,628	[c]	9,388,039

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 10.3% (continued)
Camden Property Trust	160,214	[c]	16,615,794
CoreCivic	197,103	[c]	3,344,838
CoreSite Realty	61,061	[c]	6,399,803
Corporate Office Properties Trust	185,334	[c]	5,174,525
Cousins Properties	240,685	[c]	8,467,298
CyrusOne	188,862	[c]	10,840,679
Douglas Emmett	269,972	[c]	11,020,257
EastGroup Properties	61,420	[c]	7,399,882
EPR Properties	125,043	[c]	9,306,950
First Industrial Realty Trust	210,095	[c]	8,023,528
Healthcare Realty Trust	213,976	[c]	6,842,952
Highwoods Properties	172,104	[c]	7,801,474
Hospitality Properties Trust	273,489	[c]	6,757,913
JBG SMITH Properties	199,867	[a,c]	7,820,796
Jones Lang LaSalle	85,031		12,388,166
Kilroy Realty	167,238	[c]	13,288,731
Lamar Advertising, Cl. A	142,772	[c]	11,553,110
Liberty Property Trust	245,563	[c]	12,842,945
Life Storage	77,501	[c]	7,555,572
Mack-Cali Realty	150,887	[c]	3,588,093
Medical Properties Trust	728,890	[c]	12,755,575
National Retail Properties	269,476	[a,c]	14,077,426
Omega Healthcare Investors	357,833	[c]	12,989,338
Pebblebrook Hotel Trust	216,369	[a,c]	6,056,168
PotlatchDeltic	111,094	[c]	4,090,481
PS Business Parks	33,146	[a,c]	5,800,550
Rayonier	216,715	[c]	6,293,404
Sabra Health Care	296,534	[a,c]	6,120,462
Senior Housing Properties Trust	391,253	[c]	3,208,275
Spirit Realty Capital	141,786	[a,c]	6,255,598
Tanger Factory Outlet Centers	157,051	[a,c]	2,493,970
Taubman Centers	100,491	[c]	4,071,895
The GEO Group	202,491	[c]	3,606,365
Uniti Group	304,964	[a,c]	2,567,797
Urban Edge Properties	199,342	[c]	3,334,992
Weingarten Realty Investors	200,176	[c]	5,586,912
			299,049,890
Retailing - 2.6%
Aaron's	113,109		7,131,522
American Eagle Outfitters	271,517	[a]	4,803,136
AutoNation	95,557	[a,b]	4,651,715
Bed Bath & Beyond	219,222	[a]	2,128,646
Dick's Sporting Goods	112,357	[a]	4,176,310
Dillard's, Cl. A	29,102	[a]	2,118,044

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Retailing - 2.6% (continued)
Five Below	93,376	[a,b]	10,967,945
Murphy USA	49,814	[b]	4,401,565
Ollie's Bargain Outlet Holdings	86,967	[b]	7,365,235
Pool	66,348		12,564,321
Sally Beauty Holdings	199,435	[a,b]	2,740,237
Signet Jewelers	86,045	[a]	1,560,856
The Michaels Companies	148,589	[a,b]	1,020,806
Urban Outfitters	114,193	[b]	2,718,935
Williams-Sonoma	130,693	[a]	8,714,609
			77,063,882
Semiconductors & Semiconductor Equipment - 3.8%
Cirrus Logic	95,799	[b]	4,698,941
Cree	174,303	[a,b]	10,838,161
Cypress Semiconductor	606,143		13,923,105
First Solar	126,686	[b]	8,169,980
MKS Instruments	89,786		7,643,482
Monolithic Power Systems	65,613		9,721,222
Semtech	110,408	[b]	5,837,271
Silicon Laboratories	72,415	[b]	8,125,687
Synaptics	58,230	[a,b]	1,873,841
Teradyne	284,128		15,834,453
Universal Display	70,508	[a]	14,882,829
Versum Materials	182,372		9,479,697
			111,028,669
Software & Services - 6.7%
ACI Worldwide	183,655	[b]	6,163,462
Blackbaud	81,467	[a]	7,413,497
CACI International, Cl. A	41,532	[b]	8,935,610
CDK Global	201,763		10,465,447
Commvault Systems	63,993	[b]	2,907,842
CoreLogic	133,986	[a,b]	6,105,742
Fair Isaac	48,040	[b]	16,690,057
j2 Global	77,143	[a]	6,872,670
KBR	233,923		6,170,889
Leidos Holdings	239,061		19,626,908
Liveramp Holdings	115,398	[b]	6,080,321
LogMeIn	82,667		6,280,212
Manhattan Associates	107,647	[b]	9,148,919
MAXIMUS	106,694		7,843,076
Perspecta	230,913		5,387,200
PTC	171,778	[b]	11,643,113
Sabre	455,003		10,697,121
Science Applications International	84,714		7,232,034
Teradata	195,386	[a,b]	7,155,035

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 6.7% (continued)
Tyler Technologies	63,520	[b]	14,822,392
WEX	71,658	[b]	15,626,460
			193,268,007
Technology Hardware & Equipment - 5.3%
Arrow Electronics	140,742	[b]	10,219,277
Avnet	176,274		8,006,365
Belden	65,306		2,968,811
Ciena	238,233	[b]	10,772,896
Cognex	284,772		12,532,816
Coherent	40,534	[a,b]	5,628,146
InterDigital	52,718	[a]	3,396,621
Jabil	230,794		7,126,919
Littelfuse	40,944		6,917,898
Lumentum Holdings	127,703	[a,b]	7,231,821
National Instruments	187,169		7,816,177
NCR	198,911	[a,b]	6,725,181
NETSCOUT Systems	114,869	[a,b]	2,991,189
Plantronics	54,574		2,095,642
SYNNEX	69,341		6,832,862
Tech Data	60,525	[b]	6,133,603
Trimble	417,055	[b]	17,624,744
Viasat	94,351	[b]	7,698,098
Vishay Intertechnology	217,317	[a]	3,694,389
Zebra Technologies, Cl. A	89,473	[b]	18,868,961
			155,282,416
Telecommunication Services - .2%
Telephone & Data Systems	157,332		5,088,117
Transportation - 2.8%
Avis Budget Group	106,787	[b]	3,885,979
Genesee & Wyoming, Cl. A	94,355	[b]	10,361,123
JetBlue Airways	498,795	[b]	9,591,828
Kirby	90,094	[a,b]	7,059,766
Knight-Swift Transportation Holdings	206,027	[a]	7,384,008
Landstar System	66,495		7,398,899
Old Dominion Freight Line	107,324		17,920,962
Ryder System	89,217		4,751,697
Werner Enterprises	73,100		2,423,265
XPO Logistics	152,475	[b]	10,289,013
			81,066,540
Utilities - 4.6%
ALLETE	86,269		7,501,090
Aqua America	357,415	[a]	14,993,559
Black Hills	90,794		7,186,345
Hawaiian Electric Industries	181,972	[a]	8,152,346

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Utilities - 4.6% (continued)
IDACORP		83,795		8,552,118
MDU Resources Group		328,098		8,773,341
National Fuel Gas		142,909	[a]	6,822,476
New Jersey Resources		149,072		7,434,221
NorthWestern		83,709		5,852,933
OGE Energy		331,592		14,241,876
ONE Gas		87,355		7,965,029
PNM Resources		132,561		6,584,305
Southwest Gas		89,194		7,930,239
Spire		84,801		6,988,450
UGI		288,563		14,742,684
				133,721,012
Total Common Stocks (cost $1,933,181,849)				2,883,788,921
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
2.26%, 9/12/19 (cost $1,047,277)		1,050,000	[d,e]	1,047,632
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $19,283,820)	2.28	19,283,820	[f]	19,283,820

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $19,935,073)	2.28	19,935,073	[f]	19,935,073
Total Investments (cost $1,973,448,019)		100.7%		2,924,055,446
Liabilities, Less Cash and Receivables		(.7%)		(20,099,371)
Net Assets		100.0%		2,903,956,075

a Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $409,570,606 and the value of the collateral held by the fund was $426,280,517, consisting of cash collateral of $19,935,073 and U.S. Government & Agency securities valued at $406,345,444.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	2,883,788,921	-	-	2,883,788,921
Investment Companies	39,218,893	-	-	39,218,893
U.S. Treasury	-	1,047,632	-	1,047,632
Other Financial Instruments:
Futures††	140,722	-	-	140,722

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon Midcap Index Fund, Inc.

July 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	107	9/19	20,917,948	21,058,670	140,722
Gross Unrealized Appreciation				140,722

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2019, accumulated net unrealized appreciation on investments was $950,607,427, consisting of $1,144,781,226 gross unrealized appreciation and $194,173,799 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.